Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	11 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2011 Successor	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Cash Flows from Operating Activities
Net income (loss)	$ 10.2	$ 86.3	$ 241.5	$ 631.3	$ 5.8	$ (38.5)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	13.1	22.1	79.1	4.1	50.1	53.1
Impairments and write-downs of long-lived assets and inventory					2.5	17.1
Deferred income taxes	(1.6)	0.1	3.8	0.8	(5.1)	(1.9)
Provision for environmental remediation and restoration, net of reimbursements			(4.5)		(47.3)	(28.2)
Amortization of debt issuance costs	0.1	0.8	0.8	0.3	9.2	2.9
Pension and postretirement healthcare benefit (income) expense, net	0.8	1.3	4.4	(0.4)	(10.5)	6.0
(Gain) loss on liquidation/dissolution/deconsolidation of subsidiaries			(0.2)		(5.3)	24.3
Gain on the sale of land						(1.0)
Stock compensation expense	2.9	6.7	13.8	0.1	0.5	0.2
Other noncash items affecting net income (loss)	3.4	2.3	(6.7)	(0.2)	8.1	10.7
Reorganization items:
Noncash reorganization items				(636.6)	97.6	(33.5)
Gain on forgiveness of debt						(5.0)
Environmental settlement funding				(270.0)
Claims paid with cash				(18.6)	(82.6)	(2.6)
Tort settlement funding				(16.5)		(117.7)
Professional and legal fees				(12.0)	(51.5)	(28.0)
Changes in assets and liabilities:
(Increase) decrease in trade accounts receivable	(59.5)	(77.5)	(56.0)	(8.1)	(11.9)	(22.5)
(Increase) decrease in related parties accounts receivable	(1.6)	5.2	(2.0)	(2.1)	0.9	(5.0)
(Increase) decrease in inventories	33.5	(93.2)	(64.0)	(15.3)	(6.6)	55.4
(Increase) decrease in prepaids and other assets	(0.3)	(0.4)	27.7	35.4	20.2	(1.9)
Increase (decrease) in accounts payable and accrued liabilities	(58.5)	7.6	(38.2)	23.1	83.2	61.2
Increase (decrease) in related parties accounts payable	17.5	(2.2)	9.9	0.5	17.0	13.0
Increase (decrease) in taxes payable	4.3	15.3	26.0	0.2	(1.3)	(2.3)
Other, net	31.5	(0.2)	23.5	1.0	5.5	(1.9)
Cash provided by (used in) operating activities	(4.2)	(25.8)	263.4	(283.1)	76.9	(54.5)
Cash Flows from Investing Activities:
Capital expenditures	(8.3)	(20.7)	(132.9)	(5.5)	(45.0)	(24.0)
Collection of repurchased receivables						41.1
Repurchase of securitized receivables						(41.1)
Proceeds from sale of assets			0.5			1.2
Cash used in investing activities	(8.3)	(20.7)	(132.4)	(5.5)	(45.0)	(22.8)
Cash Flows from Financing Activities
Reductions of debt	(1.1)	(421.1)	(44.7)		(425.0)	(272.8)
Proceeds from borrowings	14.0	550.0	14.0	25.0	425.0	490.0
Debt issuance costs and commitment fees		(19.0)	(5.5)	(2.4)	(15.4)	(45.6)
Fee related to rights offerings and other related debt costs					(16.8)
Other equity, net		0.3	1.3
Proceeds from rights offering				185.0
Cash provided by financing activities	12.9	110.2	(34.9)	207.6	(32.2)	171.6
Effects of Exchange Rate Changes on Cash and Cash Equivalents	0.4	5.0	(3.1)	0.3	(1.3)	(0.8)
Net Increase (Decrease) in Cash and Cash Equivalents	0.8	68.7	93.0	(80.7)	(1.6)	93.5
Cash and Cash Equivalents at Beginning of Period	61.0	154.0	61.0	141.7	143.3	49.8
Cash and Cash Equivalents at End of Period	61.8	222.7	154.0	61.0	141.7	143.3
Supplemental Cash Flow Information
Interest paid			28.6	2.6	39.6	24.6
Net income taxes paid			$ 8.0	$ 0.3	$ 5.7	$ 2.6